SCHEDULE OF OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Gains from derecognition and waiver of operating payables	[1]	¥ 9,703			¥ 45,383	¥ 10,604
Government grant	[2]	21,511			15,223	6,135
Others		463			479	1,262
Total		¥ 31,677	¥ 17,066	$ 8,735	¥ 61,085	¥ 18,001

[1]	The payables derecognized primarily consist of the waiver of the payable to Webank and certain long-aged payables related to the Company’s certain businesses carried out in PRC and were ceased in early 2020, resulting in gains of RMB10.6 million, RMB9.7 million and RMB45.4 million recorded for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025, respectively. As of December 31, 2025, the remaining payables related to the Company’s divested business was amounted to RMB63.6 million. The derecognition of the remaining payables is subject to certain conditions to be met including those under the relevant PRC laws and regulations.
[2]	During the year ended December 31, 2025, the Company received several cash-based government subsidies which are primarily intended to support the business operations in the Hefei and Xi’an superstore. All conditions associated with these subsidies have been satisfied, and the cash received does not need to be refunded under any circumstances. The Company recorded these subsidies under “Other operating income, net” in the Consolidated Statements of Comprehensive Loss.